Other Operating income (Details) - Related party [Member]	6 Months Ended
Jun. 30, 2026 USD ($)
WISeKey [Member]
Other operating income
Non-operating income	$ 1,326,386
SEALCOIN AG [Member]
Other operating income
Non-operating income	$ 105,909